Manor Fund
Investment Objective
The Manor Fund seeks long-term capital appreciation and a moderate level of income.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Manor Fund
Management Expenses	1.00%
Shareholder Services Fee	0.25%
Other Expenses.	0.67%
Total Annual Operating Expenses	1.92%
Reimbursement from Manager	(0.42%)
Total Annual Fund Operating Expenses	1.50%

Example

The following example is intended to help you compare the cost of investing in shares of the Manor Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Manor Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Manor Fund	156	488	843	1,628

Portfolio Turnover

The Manor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Manor Fund was 11.87%.

Principal Investment Strategies

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $50 billion, when the advisor believes the shares are priced attractively relative to the earnings and financial strength of the company.  The Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Manor Fund.  The Manor Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact large corporations,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the manor Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the performance of the Manor Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Manor Fund Total Return Before Taxes

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was –20.74% during the 4th Quarter 2008.  The highest return was 16.46% during the 2nd Quarter 2003.

Average Annual Total Returns For the Periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
Manor Fund - Comparison Index - S&P 500 Index Reflects no deduction for fees, expenses or taxes	2.11%	(0.25%)	2.91%
Manor Fund	0.78%	0.69%	4.07%
Manor Fund Return after taxes on distributions	0.65%	0.44%	3.77%
Manor Fund Return after taxes on distributions & sale of Fund shares	0.51%	0.50%	5.59%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.

Growth Fund
Investment Objective
The Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Growth Fund
Management Expenses	1.00%
Shareholder Services Fee	0.25%
Other Expenses.	0.66%
Total Annual Operating Expenses	1.91%
Reimbursement from Manager	(0.41%)
Total Annual Fund Operating Expenses	1.50%

Example

The following example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Growth Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Growth Fund	156	488	843	1,628

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Growth Fund was 10.01%.

Principal Investment Strategies

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $7.5 billion, when the advisor believes the share are priced attractively relative to the growth potential of company earnings.  The Growth Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Growth Fund.  The Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Growth Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Growth Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the performance of the Growth Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Growth Fund Total Return Before Taxes

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was –23.67% for the 4th Quarter of 2008, the  highest  return was 15.25% during the 2nd Quarter of 2009.

Average Annual Total Returns For the Periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
Growth Fund	(1.60%)	0.41%	3.00%
Growth Fund Return after taxes on distributions	(1.60%)	(0.08%)	2.75%
Growth Fund Return after taxes on distributions & sale of Fund shares	(1.04%)	(0.22%)	(4.62%)
Growth Fund -Comparison Index - S&P 500 Index Reflects no deduction for fees, expenses or taxes	2.11%	(0.25%)	2.91%

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.

Bond Fund
Investment Objective
The Bond Fund seeks to provide current income.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Bond Fund.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Bond Fund
Management Expenses	0.50%
Shareholder Services Fee	0.25%
Other Expenses.	0.99%
Total Annual Operating Expenses	1.74%
Reimbursement from Manager	(0.74%)
Total Annual Fund Operating Expenses	1.00%

Example

The following example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Bond Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Bond Fund	105	327	561	1,083

Portfolio Turnover

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Bond Fund was 49.95%.

Principal Investment Strategies

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB.  The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Principal Risks

An investor could lose money investing in the Bond Fund.  The Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Bond Fund include:

the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Bond Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the performance of the Bond Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Bond Fund Total Return Before Taxes

During the period shown in the bar chart above, the lowest return for a calendar quarter was -1.50% for the 2nd Quarter of 2004, the highest return was 3.04% during the 1st Quarter of 2008.
Average Annual Total Returns For the Periods ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
Bond Fund - Comparison Index - Barclays Intermediate-term US Treasury Index Reflects no deduction for fees, expenses or taxes	6.71%	5.85%	5.31%
Bond Fund	0.83%	2.47%	2.01%
Bond Fund Return after taxes on distributions	0.62%	1.96%	1.41%
Bond Fund Return after taxes on distributions & sale of Fund shares	0.72%	2.68%	1.42%

The primary index for comparison is the Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Manor Investment Funds Inc
Central Index Key	dei_EntityCentralIndexKey	0001003924
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Manor Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Manor Fund seeks long-term capital appreciation and a moderate level of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Manor Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Manor Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Manor Fund was 11.87%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.87%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in shares of the Manor Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Manor Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Manor Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $50 billion, when the advisor believes the shares are priced attractively relative to the earnings and financial strength of the company.  The Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money investing in the Manor Fund.  The Manor Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Manor Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact large corporations,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the manor Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money investing in the Manor Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the performance of the Manor Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Manor Fund Total Return Before Taxes
Annual Return 2002	rr_AnnualReturn2002	(20.30%)
Annual Return 2003	rr_AnnualReturn2003	31.56%
Annual Return 2004	rr_AnnualReturn2004	13.55%
Annual Return 2005	rr_AnnualReturn2005	10.64%
Annual Return 2006	rr_AnnualReturn2006	9.31%
Annual Return 2007	rr_AnnualReturn2007	4.24%
Annual Return 2008	rr_AnnualReturn2008	(31.42%)
Annual Return 2009	rr_AnnualReturn2009	26.83%
Annual Return 2010	rr_AnnualReturn2010	13.29%
Annual Return 2011	rr_AnnualReturn2011	0.78%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Manor Fund was –20.74% during the 4th Quarter 2008.  The highest return was 16.46% during the 2nd Quarter 2003.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.

Manor Fund | - Comparison Index - S&P 500 Index Reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.91%
Manor Fund | Manor Fund
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	1.00%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses.	rr_Component2OtherExpensesOverAssets	0.67%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.92%
Reimbursement from Manager	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	843
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,628
1 Year	rr_AverageAnnualReturnYear01	0.78%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Manor Fund | Manor Fund | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	3.77%
Manor Fund | Manor Fund | Return after taxes on distributions & sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Growth Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Growth Fund was 10.01%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.01%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Growth Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Growth Fund invests primarily in the common stock of large corporations with an average market capitalization generally over $7.5 billion, when the advisor believes the share are priced attractively relative to the growth potential of company earnings.  The Growth Fund generally holds individual investments for three to five years, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money investing in the Growth Fund.  The Growth Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Growth Fund include:

the possibility of a general decline in the stock market,

the possibility that a shift in economic conditions will adversely impact companies with strong growth rates,

or that the Fund manager will be unsuccessful in identifying attractive investments.

In addition to the risks outlined above, the Growth Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money investing in the Growth Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the performance of the Growth Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Growth Fund Total Return Before Taxes
Annual Return 2002	rr_AnnualReturn2002	(20.89%)
Annual Return 2003	rr_AnnualReturn2003	30.23%
Annual Return 2004	rr_AnnualReturn2004	11.93%
Annual Return 2005	rr_AnnualReturn2005	9.21%
Annual Return 2006	rr_AnnualReturn2006	4.53%
Annual Return 2007	rr_AnnualReturn2007	6.28%
Annual Return 2008	rr_AnnualReturn2008	(41.12%)
Annual Return 2009	rr_AnnualReturn2009	39.11%
Annual Return 2010	rr_AnnualReturn2010	19.18%
Annual Return 2011	rr_AnnualReturn2011	(1.60%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart above, the lowest return for a calendar quarter for the Growth Fund was –23.67% for the 4th Quarter of 2008, the  highest  return was 15.25% during the 2nd Quarter of 2009.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The primary index for comparison is the S&P 500 Index, a broad market index of large capitalization stocks.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.

Growth Fund | Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	1.00%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses.	rr_Component2OtherExpensesOverAssets	0.66%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.91%
Reimbursement from Manager	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	488
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	843
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,628
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	3.00%
Growth Fund | Growth Fund | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
10 Years	rr_AverageAnnualReturnYear10	2.75%
Growth Fund | Growth Fund | Return after taxes on distributions & sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	(0.22%)
10 Years	rr_AverageAnnualReturnYear10	(4.62%)
Growth Fund | Growth Fund | -Comparison Index - S&P 500 Index Reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.91%
Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Bond Fund seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Bond Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the performance of the Funds.  During the most recent fiscal year, the portfolio turnover rate for the Bond Fund was 49.95%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.95%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in shares of the Bond Fund with the cost of investing in other mutual funds.  They illustrate the hypothetical expense that you would incur over various periods if you invest $10,000 in shares of the Bond Fund.  These examples assume that the Shares would provide a return of 5% a year and that operating expenses remain the same.  The results apply whether or not you redeem your investment at the end of the given period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or securities issued by GNMA, FNMA and FHLB.  The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment, but occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investor could lose money investing in the Bond Fund.  The Bond Fund is intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

Risks in the Bond Fund include:

the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,

or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.

In addition to the risks outlined above, the Bond Fund carries the risk that Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor could lose money investing in the Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow contain information that allows you to evaluate the performance of the Bond Fund using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes, compared to a relevant benchmark.  How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bond Fund Total Return Before Taxes
Annual Return 2002	rr_AnnualReturn2002	6.69%
Annual Return 2003	rr_AnnualReturn2003	0.82%
Annual Return 2004	rr_AnnualReturn2004	(0.09%)
Annual Return 2005	rr_AnnualReturn2005	0.66%
Annual Return 2006	rr_AnnualReturn2006	2.32%
Annual Return 2007	rr_AnnualReturn2007	6.50%
Annual Return 2008	rr_AnnualReturn2008	5.20%
Annual Return 2009	rr_AnnualReturn2009	(0.80%)
Annual Return 2010	rr_AnnualReturn2010	0.85%
Annual Return 2011	rr_AnnualReturn2011	0.83%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart above, the lowest return for a calendar quarter was -1.50% for the 2nd Quarter of 2004, the highest return was 3.04% during the 1st Quarter of 2008.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the Periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The primary index for comparison is the Barclays Intermediate-term US Treasury Index, an index of US Treasury Notes with a maximum maturity of 10 years.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investor or investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) Plans or Individual Retirement Accounts.

Bond Fund | - Comparison Index - Barclays Intermediate-term US Treasury Index Reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.71%
5 Years	rr_AverageAnnualReturnYear05	5.85%
10 Years	rr_AverageAnnualReturnYear10	5.31%
Bond Fund | Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Expenses	rr_ManagementFeesOverAssets	0.50%
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses.	rr_Component2OtherExpensesOverAssets	0.99%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.74%
Reimbursement from Manager	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	327
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	561
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,083
1 Year	rr_AverageAnnualReturnYear01	0.83%
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Bond Fund | Bond Fund | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.62%
5 Years	rr_AverageAnnualReturnYear05	1.96%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Bond Fund | Bond Fund | Return after taxes on distributions & sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	2.68%
10 Years	rr_AverageAnnualReturnYear10	1.42%